CONDENSED CONSOLIDATED STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	[1]
CONDENSED CONSOLIDATED STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE INCOME (UNAUDITED)
Revenue	$ 417,744	$ 602,528
Cost of sales	(254,290)	(306,649)
Administrative expenses	(166,696)	(97,321)
Net loss allowance on trade receivables	(4,560)	(3,560)
Other income	710	175
Operating (loss)/income	(7,092)	195,173
Finance income	10,806	6,828
Finance costs	(1,563,028)	(179,008)
(Loss)/income before income tax	(1,559,314)	22,993
Income tax benefit/(expense)	2,064	(15,218)
(Loss)/income for the period	(1,557,250)	7,775	[2]
(Loss)/income attributable to:
Owners of the Company	(1,553,328)	10,581
Non-controlling interests	(3,922)	(2,806)
(Loss)/income for the period	$ (1,557,250)	$ 7,775	[2]
(Loss)/income per share - basic	$ (4.67)	$ 0.03
(Loss)/income per share - diluted	$ (4.67)	$ 0.03
Items that may be reclassified to profit or loss
Fair value gain through other comprehensive income	$ 1
Exchange differences on translation of foreign operations	1,043,519	$ 44,192
Other comprehensive income for the period, net of taxes	1,043,520	44,192
Total comprehensive (loss)/income for the period	(513,730)	51,967	[2]
Total comprehensive (loss)/income attributable to:
Owners of the Company	(503,135)	49,571
Non-controlling interests	(10,595)	2,396
Total comprehensive (loss)/income for the period	$ (513,730)	$ 51,967	[2]

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.